Expense Example - DWS ESG Core Equity Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 670
3 Years	872
5 Years	1,091
10 Years	1,718
Class T
Expense Example:
1 Year	353
3 Years	589
5 Years	844
10 Years	1,572
Class C
Expense Example:
1 Year	277
3 Years	548
5 Years	944
10 Years	2,052
Class R
Expense Example:
1 Year	131
3 Years	424
5 Years	738
10 Years	1,629
Class R6
Expense Example:
1 Year	65
3 Years	205
5 Years	357
10 Years	798
INST Class
Expense Example:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Class S
Expense Example:
1 Year	76
3 Years	237
5 Years	411
10 Years	$ 918